SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Impact of Adoption by Segment of ASC 606
The following table presents the impact of the adoption of ASU No. 2014-09 by segment under Accounting Standards Codification ("ASC") 606, Revenue from Contracts with Customers, as reported, and ASC 605, Revenue Recognition, for the year ended December 31, 2018.

	Under ASC 606 (as reported)	Under ASC 605	Effect of adoption of ASU No. 2014-09
	(In thousands)
Revenue by segment:
ANGI Homeservices	$1,132,241	$1,132,241	$—
Vimeo	159,641	160,931	(1,290)
Dotdash	130,991	130,991	—
Search	823,950	830,447	(6,497)
Emerging & Other	286,586	279,294	7,292
Inter-segment eliminations	(361)	(361)	—
Total	$2,533,048	$2,533,543	$(495)

Operating costs and expenses by segment:
ANGI Homeservices	$1,068,335	$1,073,275	$(4,940)
Vimeo	195,235	196,212	(977)
Dotdash	112,213	112,213	—
Search	672,525	672,525	—
Emerging & Other	313,213	310,404	2,809
Corporate	135,692	135,692	—
Total	$2,497,213	$2,500,321	$(3,108)

Operating income (loss) by segment:
ANGI Homeservices	$63,906	$58,966	$4,940
Vimeo	(35,594)	(35,281)	(313)
Dotdash	18,778	18,778	—
Search	151,425	157,922	(6,497)
Emerging & Other	(26,627)	(31,110)	4,483
Corporate	(136,053)	(136,053)	—
Total	$35,835	$33,222	$2,613

Net earnings	$292,371	$290,487	$1,884

Schedule of Estimated Useful Lives of Property and Equipment

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Capitalized software and computer equipment	2 to 3 Years
Furniture and other equipment	3 to 12 Years

	December 31,
	2019	2018
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$242,882	$224,497
Capitalized software and computer equipment	124,523	93,000
Furniture and other equipment	84,640	79,299
Land	11,591	11,591
Projects in progress	43,576	25,835
Property and equipment	507,212	434,222
Accumulated depreciation and amortization	(201,798)	(173,774)
Property and equipment, net	$305,414	$260,448